Discontinued Operations (Details) ¥ in Thousands	12 Months Ended
Aug. 31, 2021 CNY (¥)
Discontinued Operations [Abstract]
Cash redeemed from continuing operations	¥ 192,373
Cash repaid to continuing operations	¥ 111,668